Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax and Social Contribution	Income tax and social contribution

(In thousands)	December 31, 2023
Income tax recoverable	R$	59,560
Social contribution recoverable		3,362

Total	R$	62,922

Current	R$	62,922
Non-current		—

Summary of Other Tax Assets	Other tax assets

(In thousands)	December 31, 2023
Social integration program(i)	R$	272
Withholding tax		217
Other		340

Total	R$	829

Current	R$	690
Non-current		139

Summary of Taxes Payable
At December 31, 2023 and December 31, 2022, taxes payable are comprised as follows:

(In thousands)	December 31, 2023		December 31, 2022
Taxes payable	R$	62,075	R$	5,350

Current	R$	9,709	R$	—
Non-current		52,366		5,350

Current	December 31, 2023		December 31, 2022
PIS and COFINS payable	R$	3,122	R$	—
Withholding income tax (IRRF)		4,838		—
Service tax (ISS) payable		1,668		—
Other taxes payable		81		—

Subtotal	R$	9,709	R$	—

Non-current	December 31, 2023		December 31, 2022
INSS on Severance pay (i)	R$	8,719	R$	—
ISS - PIS and COFINS basis (ii)		19,578		—
Deductibility - SEBRAE/INCRA and FNDE (iii)		19,604		—
Other		4,465		5,350

Subtotal(*)	R$	52,366	R$	5,350

Total taxes payable		62,075		5,350

Summary of Amounts Recognized in Profit or Loss for the Year
a. Amounts recognized in profit or loss for the year

(In thousands)	December 31, 2023		December 31, 2022		December 31, 2021
Current Income tax expense (benefit)	R$	36,065	R$	2,706	R$	(275)
Deferred Income tax expense (benefit)		(122,748)		22,681		(119,706)

Total income tax expense (benefit)	R$	(86,683)	R$	25,387	R$	(119,981)

Summary of Tax Expense Reconciliation
b. Tax expense reconciliation

(In thousands)	December 31, 2023		December 31, 2022		December 31, 2021
Profit (loss) before income tax	R$	131,150	R$	77,415	R$	(349,945)
Nominal rates		34.0%		34.0%		34.0%

Income tax expense (benefit) at nominal rates	R$	44,591	R$	26,321	R$	(118,981)

Permanent (additions) exclusions:
Deferred utilization	R$	(2,119)	R$	(960)	R$	—
Nondeductible interest expense		2,931		410		—
Tax reserve		145		144		(491)
Non-taxable financial income		—		(118)		—
Share of net loss of joint venture		2,348		—		—
Other non-deductible additions and exclusions		1,268		—		—
Labor incentives		(2,677)		—		—
Goodwill amortization Konduto		572		—		—
Non-taxable dividends		—		(383)		(527)
Other		(90)		(27)		18

Total income tax before discrete	R$	46,969		25,387		(119,981)

Total effective tax rate before discrete		35.8%		32.8%		34.3%
Discrete for BVS DTL write-off		(133,652)		—		—

Total income tax (benefit) expense after discrete	R$	(86,683)		25,387		(119,981)

Total effective tax rate after discrete		-66.1%		32.8%		34.3%

Summary Changes in Balances of Deferred Tax Assets and Deferred Tax Liabilities
c. Changes in balances of deferred tax assets (DTA) and deferred tax liabilities (DTL)

	Balance at		Recognized in profit or loss			Balance at
(In thousands)	December 31, 2022		Additions	Acquisitions	Write-offs	December 31, 2023
BVS acquisition	R$	—	1,446	404,176	—	405,622
Outside basis difference on investment in BVS		120,691	12,961	—	(133,652)	—

Deferred income tax liabilities	R$	120,691	14,407	404,176	(133,652)	405,622

BVS acquisition	R$	—	—	30,626	—	30,626
BVS temporary differences		—	3,503	—	—	3,503

Deferred income tax assets	R$	—	3,503	30,626	—	34,129

	Balance at		Recognized in profit or loss		Balance at
(In thousands)	December 31, 2021		Additions	Write-offs	December 31, 2022
Outside basis difference on investment in BVS		98,009	22,682	—	120,691

Deferred income tax liabilities	R$	98,009	22,682	—	120,691

Summary of Changes in Tax Liabilities Subject to Legal Proceedings

Changes in tax liabilities subject to legal proceedings:

(In thousands)	INSS on Severance pay		ISS - PIS and COFINS basis		Deductibility - SEBRAE/INCRA and FNDE		Total
As of December 31, 2022	R$	—	R$	—	R$	—	R$	—

Acquisition		7,843		18,220		19,368		45,431
Principal additions		549		670		—		1,219
Interest additions		327		688		236		1,251

As of December 31, 2023	R$	8,719		19,578	R$	19,604	R$	47,901